Note 6 - Other Income, Net	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Other Income and Other Expense Disclosure [Text Block]
6.	Other income, net

	2023	2022

Gain on sale of building asset	(4,351)	-
Other income	(1,459)	(146)
	$(5,810)	$(146)

During the second quarter, the Company sold a building in South Florida for proceeds of $7,350. The pre-tax gain on the sale was $4,351. The sale was in the FirstService Residential segment.